ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
Summary of subsidiaries, VIE and VIE's subsidiaries

The Company’s subsidiaries, VIE and VIE’s major subsidiaries as of December 31, 2022 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	HongKong, China	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	Beijing, China	100%	Education technical services
Wuhan Yuexuebang	May 25, 2020	Wuhan, China	100%	Education technical services
Beijing Yuexuebang	Nov 24, 2020	Beijing, China	100%	Education technical services
Shanghai Chuxuebang Network Technology Co., Ltd ("Shanghai Chuxuebang")	Feb 18, 2021	Shanghai, China	100%	Education technical services

VIE:
Beijing Gaotu	Jun 4, 2014	Beijing, China	100%	Education services

VIE's major subsidiaries:
Beijing GaoTuYunFan Technology Co., Ltd. ("GaoTuYunFan")	May 14, 2015	Beijing, China	100%	Education services
Beijing GaoTuYunJi Education Technology Co., Ltd. ("GaoTuYunJi")	Jul 18, 2017	Beijing, China	100%	Education services
Zhengzhou GaoTuYunJi Education Technology Co., Ltd. ("ZhengzhouGaoTu")	Jan 19, 2020	Zhengzhou, China	100%	Education services
Wuhan GaoTuYunJi Education Technology Co., Ltd. ("WuhanGaoTu")	Apr 1, 2020	Wuhan, China	100%	Education services
Guangzhou XingHuo Online Computer Technology Co., Ltd. ("Guangzhou XingHuo")	Aug 18, 2022	Guangzhou, China	100%	Education services

Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances

The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the accompanying consolidated financial statements:

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	138,672	312,055
Restricted cash	153,230	22
Short-term investments	1,037,346	1,068,365
Inventory, net	15,595	22,783
Prepaid expenses and other current assets	196,246	345,132
Total current assets	1,541,089	1,748,357
Operating lease right-of-use assets	194,162	41,014
Property, equipment and software, net	647,414	533,588
Intangible assets	77	18,932
Land use right	28,178	27,373
Goodwill	331	331
Deferred tax assets	—	15,679
Rental deposit	17,084	2,827
Other non-current assets	1,848	1,392
Total non-current assets	889,094	641,136
Total assets	2,430,183	2,389,493

Accrued expenses and other current liabilities	417,032	367,477
Deferred revenue, current portion	986,993	906,914
Operating lease liabilities, current portion	41,479	21,281
Income tax payable	—	260
Total current liabilities	1,445,504	1,295,932
Deferred revenue, non-current portion	9,225	52,419
Operating lease liabilities, non-current portion	158,824	17,457
Deferred tax liabilities	71,616	74,341
Other payables	26,580	—
Total non-current liabilities	266,245	144,217
Total liabilities	1,711,749	1,440,149

1.
ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	7,124,744	6,561,747	2,498,214
Net income	2,406,144	94,795	555,880
Net cash generated from/(used in) operating activities	3,945,706	(580,304)	558,050
Net cash (used in)/generated from investing activities	(305,448)	121,861	(87,007)
Net cash used in financing activities	(132,644)	(100,621)	—